Shareholder Report, Holdings (Details) - C000251596	Nov. 30, 2025
458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.00%
345370860 | Ford Motor Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	100.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%